Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	290.01
Total Transaction Valuation	2,100,000.00
Total Offset Amount	0.00
Net Fee	$ 290.01
Offering Table N/A
Offset Table N/A	N/A